Share-Based Compensation (Details 2) (USD $)	12 Months Ended	0 Months Ended		12 Months Ended	24 Months Ended	0 Months Ended	9 Months Ended
	Dec. 28, 2014	May 30, 2014 employee	Nov. 15, 2012	Dec. 29, 2013	Dec. 28, 2014	Sep. 22, 2014	Sep. 22, 2014
Additional disclosures
Cash proceeds from the exercise of options (in dollars)	$ 450,000
Rollover Options
Shares
Granted (in shares)			3,625,580
Exercised (in shares)		924,730
Weighted-Average Exercise Price
Exercised (in dollars per share)		$ 2.08
Outstanding at the end of the period (in dollars per share)	$ 2.26				$ 2.26
Weighted-Average Remaining Contractual Term, Outstanding	3 years 26 days
Aggregate Intrinsic Value, Exercised		5,800,000
Aggregate Intrinsic Value, Outstanding	35,500,000				35,500,000
Additional disclosures
Period of repurchase rights in event of termination for cause or discovery of detrimental activity	180 days
Period of repurchase rights in event of termination other than for cause or discovery of detrimental activity	90 days
Number of management employees net settling options		1
Shares of Common Stock issued for net settlement of options		426,170
Cash proceeds from the exercise of options (in dollars)		500,000
2012 Incentive Plan
Share-Based Compensation
Maximum issuance of equity-based incentive awards (in shares)			11,400,000
2012 Incentive Plan | Time-Based Options
Share-Based Compensation
Term of options	10 years
Shares
Outstanding at the beginning of the period (in shares)	5,433,620						5,433,620
Granted (in shares)	901,930			5,433,620	6,335,550
Forfeited (in shares)	(159,980)
Cancelled (in shares)	(821,370)
Outstanding at the end of the period (in shares)	5,354,200			5,433,620	5,354,200
Exercisable at the end of the period (in shares)	2,141,680				2,141,680
Vested and expected to vest (in shares)	5,184,141				5,184,141
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 6.58						$ 6.58
Granted (in dollars per share)	$ 8.87			$ 6.58
Forfeited (in dollars per share)	$ 8.24
Cancelled (in dollars per share)	$ 8.78
Outstanding at the end of the period (in dollars per share)	$ 6.58			$ 6.58	$ 6.58
Exercisable at the end of the period (in dollars per share)	$ 6.58				$ 6.58
Vested and expected to vest (in dollars per share)	$ 6.58				$ 6.58
Weighted-Average Remaining Contractual Term, Outstanding	8 years 1 month 10 days			9 years 1 month 10 days
Weighted-Average Remaining Contractual Term, Exercisable	8 years 1 month 10 days
Weighted-Average Remaining Contractual Term, Vested and Expected to Vest	8 years 1 month 10 days
Aggregate Intrinsic Value, Outstanding	47,224,000				47,224,000
Aggregate Intrinsic Value, Exercisable	18,890,000				18,890,000
Aggregate Intrinsic Value, Vested and Expected to Vest	45,724,000				45,724,000
Fair value for options vested (in dollars)	5,800,000
Assumptions used in estimating fair value of options
Dividend yield (as a percent)	0.00%			0.00%
Expected volatility (as a percent)	48.59%			50.00%
Risk-free interest rates (as a percent)	1.35%			2.03%
Expected terms	5 years 10 months 10 days			10 years
Weighted-average fair value of options granted (in dollars per share)	$ 2.79			$ 3.05
Estimated forfeiture rate (as a percent)	5.00%
2012 Incentive Plan | Time-Based Options | Granted on February 1, 2013
Assumptions used in estimating fair value of options
Forfeited to date (in shares)	16,720				16,720
2012 Incentive Plan | Time-Based Options | Granted on May 8, 2013
Assumptions used in estimating fair value of options
Forfeited to date (in shares)	62,700				62,700
2012 Incentive Plan | Time-Based Options | Granted on January 31, 2014
Assumptions used in estimating fair value of options
Forfeited to date (in shares)	80,560				80,560
2012 Incentive Plan | Time-Based Options | Granted originally on May 30, 2014 and June 6, 2014
Share-Based Compensation
Number of management employees receiving grant	4
Shares
Granted (in shares)	821,370
Cancelled (in shares)						821,370
2012 Incentive Plan | Time-Based Options, standard terms
Shares
Granted (in shares)	403,560				3,586,820
Additional disclosures
Period of repurchase rights, from employment termination or option exercise date	1 year
Share-based compensation expense recognized (in dollars)	5,000,000
One-time catch-up of share-based compensation expense	4,500,000
Unrecognized share-based compensation expense	1,900,000				1,900,000
Weighted-average period over which expense is expected to be recognized	1 year 10 months 17 days
2012 Incentive Plan | Time-Based Options, standard terms | Granted in 2014
Share-Based Compensation
Vesting period	5 years
2012 Incentive Plan | Time-Based Options, standard terms | Granted originally on May 30, 2014 and June 6, 2014
Share-Based Compensation
Number of management employees receiving grant	3
Shares
Granted (in shares)	323,000
2012 Incentive Plan | Time-Based Options, alternate terms
Share-Based Compensation
Threshold percentage of ownership by Ares, below which award vesting is accelerated	50.00%				50.00%
2012 Incentive Plan | Time-Based Options, alternate terms | Granted originally on May 30, 2014 and June 6, 2014
Share-Based Compensation
Number of management employees receiving grant	1
Shares
Granted (in shares)	498,370
Additional disclosures
Share-based compensation expense recognized (in dollars)							200,000
2012 Incentive Plan | Time-Based Options, modified terms | Granted on February 1, 2013
Share-Based Compensation
Number of management employees holding grants modified during the period		2
Shares
Outstanding at the beginning of the period (in shares)		2,250,360
Additional disclosures
Share-based compensation expense recognized (in dollars)	4,300,000
Unrecognized share-based compensation expense	$ 4,000,000				$ 4,000,000
Weighted-average period over which expense is expected to be recognized	1 year 10 months 17 days